GRANT PROCEEDS RECEIVABLE	9 Months Ended
Dec. 31, 2012
GRANT PROCEEDS RECEIVABLE [Text Block]

NOTE 4 – GRANT PROCEEDS RECEIVABLE

The Company submitted an application on July 17, 2012, to the United States Department of Treasury for an ITC cash grant for approximately $11.7 million. During the review process, the Company reduced the requested amount to $10,653,382. The reduction was due to disputed amounts and the discussions regarding these amounts are ongoing. The proceeds from this grant offset the construction costs of the new power plant located in San Emidio, Nevada that was placed into service for financial reporting purposes on September 1, 2012. The reduced amount of the requested funds was collected in November 2012. The additional disputed amounts have not been recognized as receivables at December 31, 2012. In March 2013, the remaining cash grant balance of $1.05 million, for items included in the original submission, was received from the Treasury.

The Company has submitted an application for an ITC cash grant (“ITC grant”) to the United States Department of Treasury in the first quarter of 2013 and has submitted an application to Oregon Department of Energy for a Business Energy Tax Credit (“BETC”) for qualified construction purchases related to the project located at Neal Hot Springs, Oregon. Proceeds on the ITC grant are expected to total $35,520,000, based upon an estimated amount of qualified expenditures. This amount has been reduced by 8.7% by the federal sequestration (see Note 21). The Company expects to receive $7,364,200 from the BETC program and has based this estimate upon approved expenditures and rates as stated on the Final Conditional Certificate received on December 31, 2012 from the Oregon Department of Energy, and is contingent upon the results of the plant inspection that was conducted in February 2013. To complete the sale of the BETC credit, the Company must obtain a pass through partner. These receivable amounts reflect the Company’s estimate of the total eligible costs that have been incurred prior to year end. The estimated proceeds from the grants have been used to offset the construction costs of the power plant. The Neal Hot Springs, Oregon plant became commercially operational on November 16, 2012. All of the proceeds are expected to be collected in the calendar year ended December 31, 2013.